Share-Based Payment (Details) - Schedule of Total Equity-Based Compensation Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Equity-Based Compensation Expense [Abstract]
Cost of revenues	$ 35	$ 206
Research and development expenses	3,010	603	3,122
Sales and marketing expenses	211	1,504	2,775
General and administrative expenses	3,859	8,203
Total share-based payment	$ 7,115	$ 10,516	$ 5,897